Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Receivables from third-parties	[1]		¥ 44,059,726	¥ 33,394,000
Prepaid service fees	[2]		4,915,188	9,242,982
Deductible input value-added tax			152,512	330,399
Security deposits			107,911	296,956
Staff allowance			60,000	177,115
Advance to suppliers			34,758	618,035
Others			40,943	16,360
Total		$ 7,276,391	¥ 49,371,038	¥ 44,075,847

[1]	(1) In 2025, the Group entered into three separate agreements with third parties, with details and subsequent advance payment recovery as follows: (a) A software development agreement: The Group made an advance payment of RMB3,200,000 in accordance with the agreement. Due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. On August 22, 2025, the Group fully recovered the RMB3,200,000 advance payment. (b) A market development agreement: The Group made an advance payment of RMB12,285,000 pursuant to the agreement. During the year ended June 30, 2026, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of June 30, 2026, the prepayment was fully collected. (c) An electric bus purchase agreement: The Group made an advance payment of RMB17,909,000 (US$2,500,000) in accordance with the agreement terms. Due to the adjustment of the Group’s business strategy, this agreement was terminated, and the supplier has agreed to fully refund the advance payment pursuant to an agreed repayment schedule. During the year ended June 30, 2026, the Group recovered US$1,500,000 of the advance payment in the form of stablecoins (USD Coin). As of June 30, 2026, the remaining balance was US$1,000,000. Subsequent to June 30, 2026 and through the date of issuance of these consolidated financial statements, the Group recovered the remaining US$1,000,000, in the form of USDT. (d) As of June 30, 2026, the Group had transferred 5,127,902 USDT from its own cryptocurrency wallet to a wallet controlled by a third party. Subsequent to June 30, 2026, on August 25, 2026, the third party used the USDT to purchase LoveBit (“LB”) on behalf of the Group. As of the date of issuance of these consolidated financial statements, the Group had received 87 trillion LB tokens in a cryptocurrency wallet controlled by the Group (see Note 20). (e) On May 31, 2026, the Group advanced a loan of RMB2,250,000 to a third party. The loan bears interest at an annual rate of 3.0% and matures on December 31, 2026. As of June 30, 2026, the outstanding principal balance was RMB2,250,000, with accrued interest of RMB5,625, resulting in a total receivable of RMB2,255,625.
[2]	In February 2025, the Group made a prepayment of RMB17,909,000 ($2,500,000) for strategic consulting services provided by a third party covered by a two-year term. The strategic service agreement entered was non-cancellable. For the years ended June 30, 2025 and 2026, the Group recognized RMB4,051,867 (US$561,644) and RMB8,458,136 (US$1,246,575), respectively, of the prepayment as general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2026, the remaining prepayment of RMB4,693,802 (US$691,781) was classified entirely under prepaid expenses and other current assets.